Other income	12 Months Ended
Mar. 31, 2020
Other income
Other income

10.  Other income

	March 31,
	2018	2019	2020
Excess provision written back	15,441	22,063	38,973
Government grant	69,573	233,180	86,810
Gain on termination of leases	—	—	27,241
Gain on sale of property, plant and equipment (net)	1,369	5,050	4,842
Miscellaneous income	3,618	3,492	1,765
Total	90,001	263,785	159,631

Government grant includes the Company's entitlement to receive duty credit scrips as grant under Service Exports from India Scheme (SEIS) from the Government of India on achievement of certain conditions as notified under the scheme. Such scrips can be utilized against the payment of custom duty at the time of import of goods or services to India. Refer to note 27 for more details.

Government grant includes the Company's entitlement to receive grant under "Singapore's Resilience Budget" from the Singapore Government on achievement of certain conditions as notified under the scheme. Refer to note 27 for more details.

Excess provision written back represent trade payables, that through the expiry of time, the Group has no further legal obligation to vendors.